Other intangible assets, Reconciliation of changes in intangibles (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		$ 5,383.0	$ 5,942.3
Other Intangible Assets, ending		4,331.2	5,383.0
Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		78.0	69.8
Other Intangible Assets, ending		69.6	78.0
Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		36.1	42.7
Other Intangible Assets, ending		35.5	36.1
Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		1,335.5	1,509.7
Other Intangible Assets, ending		1,049.5	1,335.5
Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		181.3	199.3
Other Intangible Assets, ending		156.5	181.3
Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		3,752.1	4,119.0
Other Intangible Assets, ending		3,020.1	3,752.1
Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		0.0	1.8
Other Intangible Assets, ending			0.0
Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		8,299.9	8,172.9
Acquisitions		7.8
Additions		47.5	71.7
Disposals		(13.5)	(11.2)
Effects of movements in exchange rates		39.0	59.1
Transferred to current assets classified as held for sale		(274.5)
Other Intangible Assets, ending		8,106.2	8,299.9
Cost [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions			6.6
Cost [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions			0.8
Cost [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		191.5	146.7
Acquisitions		0.0
Additions		28.4	55.5
Disposals		(13.5)	(11.2)
Effects of movements in exchange rates		1.2	0.5
Transferred to current assets classified as held for sale		0.0
Other Intangible Assets, ending		207.6	191.5
Cost [Member] | Purchased Software [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions			0.0
Cost [Member] | Purchased Software [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions			0.0
Cost [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		274.0	257.0
Acquisitions		0.0
Additions		19.1	16.2
Disposals		0.0	0.0
Effects of movements in exchange rates		(0.1)	0.0
Transferred to current assets classified as held for sale		0.0
Other Intangible Assets, ending		293.0	274.0
Cost [Member] | Product Development Costs [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions			0.0
Cost [Member] | Product Development Costs [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions			0.8
Cost [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		2,201.2	2,178.6
Acquisitions		7.8
Additions		0.0	0.0
Disposals		0.0	0.0
Effects of movements in exchange rates		10.4	16.0
Transferred to current assets classified as held for sale		(82.0)
Other Intangible Assets, ending		2,137.4	2,201.2
Cost [Member] | Technology [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions			6.6
Cost [Member] | Technology [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions			0.0
Cost [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		269.2	267.3
Acquisitions		0.0
Additions		0.0	0.0
Disposals		0.0	0.0
Effects of movements in exchange rates		1.2	1.9
Transferred to current assets classified as held for sale		(7.0)
Other Intangible Assets, ending		263.4	269.2
Cost [Member] | Trade Names [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions			0.0
Cost [Member] | Trade Names [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions			0.0
Cost [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		5,364.0	5,323.3
Acquisitions		0.0
Additions		0.0	0.0
Disposals		0.0	0.0
Effects of movements in exchange rates		26.3	40.7
Transferred to current assets classified as held for sale		(185.5)
Other Intangible Assets, ending		5,204.8	5,364.0
Cost [Member] | Customer Relationships [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions			0.0
Cost [Member] | Customer Relationships [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions			0.0
Cost [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		0.0	0.0
Additions			0.0
Disposals			0.0
Effects of movements in exchange rates			0.0
Other Intangible Assets, ending			0.0
Cost [Member] | Lease Contracts [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Acquisitions			0.0
Cost [Member] | Lease Contracts [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Additions			0.0
Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(2,916.9)	(2,232.4)
Disposals		13.5	10.6
Amortisation charge for the year		956.4	674.1
Effects of movements in exchange rates		7.6	21.0
Transferred to current assets classified as held for sale		92.4
Other Intangible Assets, ending		(3,775.0)	(2,916.9)
Accumulated Amortisation [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(113.5)	(76.9)
Disposals		13.5	10.6
Amortisation charge for the year		37.4	46.5
Effects of movements in exchange rates		0.6	0.7
Transferred to current assets classified as held for sale		0.0
Other Intangible Assets, ending		(138.0)	(113.5)
Accumulated Amortisation [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(237.9)	(214.3)
Disposals		0.0	0.0
Amortisation charge for the year		19.6	23.5
Effects of movements in exchange rates		0.0	0.1
Transferred to current assets classified as held for sale		0.0
Other Intangible Assets, ending		(257.5)	(237.9)
Accumulated Amortisation [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(865.7)	(668.9)
Disposals		0.0	0.0
Amortisation charge for the year		257.2	190.2
Effects of movements in exchange rates		2.6	6.6
Transferred to current assets classified as held for sale		37.6
Other Intangible Assets, ending		(1,087.9)	(865.7)
Accumulated Amortisation [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(87.9)	(68.0)
Disposals		0.0	0.0
Amortisation charge for the year		20.7	19.1
Effects of movements in exchange rates		0.2	0.8
Transferred to current assets classified as held for sale		1.9
Other Intangible Assets, ending		(106.9)	(87.9)
Accumulated Amortisation [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		(1,611.9)	(1,204.3)
Disposals		0.0	0.0
Amortisation charge for the year		621.5	394.8
Effects of movements in exchange rates		4.2	12.8
Transferred to current assets classified as held for sale		52.9
Other Intangible Assets, ending		(2,184.7)	(1,611.9)
Accumulated Amortisation [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning		$ 0.0	0.0
Disposals			0.0
Amortisation charge for the year			0.0
Effects of movements in exchange rates			0.0
Other Intangible Assets, ending			0.0
Previously Stated [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			8,187.8
Previously Stated [Member] | Cost [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			146.7
Previously Stated [Member] | Cost [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			257.0
Previously Stated [Member] | Cost [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			2,178.6
Previously Stated [Member] | Cost [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			267.3
Previously Stated [Member] | Cost [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			5,323.3
Previously Stated [Member] | Cost [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			14.9
Previously Stated [Member] | Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			(2,245.5)
Previously Stated [Member] | Accumulated Amortisation [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			(76.9)
Previously Stated [Member] | Accumulated Amortisation [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			(214.3)
Previously Stated [Member] | Accumulated Amortisation [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			(668.9)
Previously Stated [Member] | Accumulated Amortisation [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			(68.0)
Previously Stated [Member] | Accumulated Amortisation [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			(1,204.3)
Previously Stated [Member] | Accumulated Amortisation [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning			(13.1)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		(14.9)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Cost [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		(14.9)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortisation [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		(13.1)
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortisation [Member] | Purchased Software [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortisation [Member] | Product Development Costs [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortisation [Member] | Technology [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortisation [Member] | Trade Names [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortisation [Member] | Customer Relationships [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		0.0
Transfers to Right-of-use Assets [Member] | IFRS 16 [Member] | Accumulated Amortisation [Member] | Lease Contracts [Member]
Other Intangible Assets [Abstract]
Other Intangible Assets, beginning	[1]		$ (13.1)

[1]	Lease contracts have been reclassified to right-of-use assets following the adoption of IFRS 16 on November 1, 2019.